Taxation (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of income tax expenses

	Year Ended June 30
	2025			2024			2023
(US dollars in thousands)	Continuing	Discontinued	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Current tax
UK corporation tax	-	-	-	-	-	-	-	-	-
Foreign tax	139	-	139	-	-	-	(924)	-	(924)
Total current tax	-	-	-	-	-	-	(924)	-	(924)

Deferred tax
Current year
UK tax	-	-	-	-	-	-	-	-	-
Foreign tax	552	-	552	(1,603)	-	(1,603)	365	19	384
Total deferred tax	552	-	552	(1,603)	-	(1,603)	365	19	384

Total income tax	691	-	691	(1,603)	-	(1,603)	(559)	19	(540)

Schedule of reconciliation of accounting profit multiplied by applicable tax rates

The difference between the total tax charge and the amount calculated by applying the weighted average corporation tax rates applicable to each of the tax jurisdictions in which the Group operates to the profit before tax is shown below.

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Loss before income tax before continuing operations	(15,131)	(44,216)	(19,506)
Group weighted average corporation tax rate	23.1%	18.36%	26.60%
Tax at standard rate	3,489	8,121	5,189
Effects of:
Expenses that are not deductible for tax purposes	-	-	-
Deferred tax assets not recognized on tax losses	(2,798)	(9,724)	(5,748)
Total income tax from continuing operation for the period recognized in the
Consolidated Statements of Comprehensive Loss	691	(1,603)	(559)

Schedule of deferred tax
	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Deferred tax assets	4,405	4,099	5,136
Deferred tax liabilities	(2,572)	(2,873)	(2,232)
Net deferred tax asset	1,833	1,226	2,904

Schedule of deferred tax assets and liabilities

The deferred tax assets are analyzed as follows:

Deferred tax assets	Tax losses	Other timing differences	Total
June 30, 2022	4,080	588	4,668
Credit to comprehensive income	196	272	468
June 30, 2023	4,276	860	5,136
Charged to comprehensive income	(177)	(860)	(1,037)
June 30, 2024	4,099	-	4,099
Charged to comprehensive income	306	-	306
June 30, 2025	4,405	-	4,405

The deferred tax liabilities are analyzed as follows:

Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
June 30, 2022	-	(1,234)	(1,234)
Charged to comprehensive income	-	(998)	(998)
June 30, 2023	-	(2,232)	(2,232)
Charged to comprehensive income		(641)	(641)
June 30, 2024	-	(2,873)	(2,873)
Charged to comprehensive income		301	301
June 30, 2025	-	(2,572)	(2,572)